Average Annual Total Returns{- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 85%	Fidelity Advisor Asset Manager 85%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 85%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 85%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 85%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 85%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 85%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0253 Past 1 year	F0253 Past 5 years	F0253 Past 10 years
Total	18.63%	6.78%	8.70%	17.22%	5.80%	7.78%	12.05%	5.15%	6.90%	21.24%	7.01%	8.66%	23.96%	7.26%	8.53%	26.28%	8.37%	9.66%	26.35%		7.36%	[1]	31.49%	11.70%	13.56%	25.22%	8.90%	10.23%

[1]	(a)Since inception October 2, 2018.